SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives

Equipment	3-5 years
Software	3 years

Schedule of fair value measurements

The following table summarizes fair value measurements of the Derivative Liability as of June 30, 2022:

	Quoted Prices in		Significant
	Active Markets	Significant Other	Unobservable
	For Identical Items	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Derivative liabilities	—	—	893,925	893,925
Total	$—	$—	$893,925	$893,925

The following table summarizes fair value measurements of the Derivative Liability as of September 30, 2021:

	Quoted Prices in		Significant
	Active Markets	Significant Other	Unobservable
	For Identical Items	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Derivative liabilities	—	—	1,058,633	1,058,633
Total	$—	$—	$1,058,633	$1,058,633

Schedule of fair value measurements

The following table summarizes changes in fair value measurements of the Derivative Liability during the nine months ended June 30, 2022:

Balance as of September 30, 2021	$1,058,633
Derivative liability issued with convertible debentures	—
Change in fair value	(164,708)
Balance as of June 30, 2022	$893,925

The following table summarizes the unobservable inputs used in the valuation of the derivatives during the nine months ended June 30, 2022:

Expected term	0.42 - 2 years

Discount rate	7.12% - 15.00%

Volatility	75% - 110.0%

The following table summarizes changes in fair value measurements of the Derivative Liability during the twelve months ended September 30, 2021:

Balance as of September 30, 2020	$—
Derivative liability issued with convertible debentures	1,217,650
Change in fair value	(159,017)
Balance as of September 30, 2021	$1,058,633

Schedule of weighted average diluted shares

The following securities are excluded from the calculation of weighted average diluted shares at June 30, 2022, and September 30, 2021, respectively, because their inclusion would have been anti-dilutive.

	June 30,	September 30,
	2022	2021
Options to purchase common stock	18,966,306	17,833,356
Warrants to purchase common stock	17,930,025	15,464,700
Series A preferred stock	—	—
Series B preferred stock	—	20,000,000
Convertible debentures	4,942,491	5,815,323
Total common stock equivalents	41,838,822	59,113,379

The following securities are excluded from the calculation of weighted average diluted shares at September 30, 2021, and September 30, 2020, respectively, because their inclusion would have been anti-dilutive.

	September 30,	September 30,
	2021	2020
Options to purchase common stock	17,833,356	8,312,306
Warrants to purchase common stock	15,464,700	8,217,376
Series A preferred stock	—	3,066,700
Series B preferred stock	20,000,000	20,000,000
Convertible debentures	5,815,323	6,908,637
Total common stock equivalents	59,113,379	46,505,019